Cover	Nov. 12, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2025
Entity Registrant Name	TIC Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42524
Entity Tax Identification Number	66-1076867
Entity Address, Address Line One	200 South Park Road
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33021
City Area Code	954
Local Phone Number	495-2112
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0002032966
Entity Emerging Growth Company	true
Entity Information, Former Legal or Registered Name	Acuren Corporation